Related party transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related party transactions
Schedule of remuneration of Directors and other members of key management and loans to and from shareholders
(i)	Directors’ remuneration

The remuneration of Directors and other members of key management was as follows:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Directors’ and other members of key management’s remuneration	558	265	325	143
	558	265	325	143

(ii) Loans to shareholders

	June 30, 2021	December 31, 2020
Loan to Boris Gertsovsky	—	8
Loans to Nexters Inc	282	—
	282	8

(iii) Loans from shareholders

	June 30, 2021	December 31, 2020
Short-term loan from Boris Gertsovsky	—	49
	—	49

	2020	2019
Directors’ and other members of key management’s remuneration	557	411
	557	411

	December 31,	December 31,
	2020	2019
Loan to Boris Gertsovsky	8	521
	8	521

	December 31,	December 31,
	2020	2019
Short-term loan from IDSB Holding Limited	—	3,983
Short-term loan from Boris Gertsovsky	49	—
Long-term loan from Boris Gertsovsky	—	45
	49	4,028